Allianz RCM Strategic Growth Fund (First Prospectus Summary) | Allianz RCM Strategic Growth Fund
Allianz RCM Strategic Growth Fund
Investment Objective
The Fund seeks capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Strategic Growth Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	1.30%	none	0.02%	1.32%	(0.10%)	[1]	1.22%	[1]
Class P	1.40%	none	0.01%	1.41%	(0.10%)	[1]	1.31%	[1]
Administrative	1.30%	0.25%	0.02%	1.57%	(0.10%)	[1]	1.47%	[1]
Class D	1.40%	0.25%	0.01%	1.66%	(0.10%)	[1]	1.56%	[1]
[1]	Effective November 1, 2011, AGIFM has voluntarily agreed to observe, through October 31, 2012, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of "Management Fees"), which reduces the 1.00% contractual fee rate by 0.10% to 0.90%.

Examples.
The Examples are intended to help you compare the cost of

investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example Allianz RCM Strategic Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	124	408	714	1,582
Class P	133	436	762	1,682
Administrative	150	486	846	1,859
Class D	159	514	893	1,957

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2011 was 70%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above,

can adversely affect the Fund's investment performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in common stocks and other equity-related instruments of companies of all market capitalizations. The Fund ordinarily expects to use derivative instruments and related techniques in an attempt to enhance the Fund's investment returns, to hedge against market and other risks in the portfolio or to obtain market

exposure. The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., "naked" call options)

as well as call options on indices and exchange-traded funds.

Derivatives transactions may have the effect of either magnifying or limiting the Fund's gains and losses. The Fund may invest in companies located within or outside the United States (including emerging market countries) and is not limited in the percentage of assets it may invest in any one country, region or geographic area.

Although the Fund will not concentrate in any single industry, it ordinarily expects to have substantial exposure to companies in high-growth areas, such as technology or healthcare. The Fund is

"non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers,

which may increase risk. The portfolio managers employ fundamental research and ordinarily look for companies with the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings, through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; the potential for superior risk-adjusted returns; differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs)

and may utilize foreign currency exchange contracts, options,

futures and forward contracts, short sales, swap agreements and other derivative instruments. Although it has no current intention to do so, the Fund also reserves the flexibility to borrow money,

utilize reverse repurchase agreements or engage in other forms of borrowing to finance the purchase of additional investments and add leverage to its portfolio.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and

techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer

Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk

(Equity Securities Risk, Smaller Company Risk). Derivative

instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Other

principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history,

limited issuer information and increased volatility); Leveraging

Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk,

Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Short Selling Risk (short selling

enhances leveraging risk and involves counterparty risk and the risk of unlimited loss); and Turnover Risk (high levels of

portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal

Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit

Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's

Institutional Class shares. Class P, Administrative Class and

Class D performance would be lower than Institutional Class

performance because of the lower expenses paid by Institutional

Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the

Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under

"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit

www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's

Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Calendar Year Total Returns - Institutional Class

More Recent Return Information

1/1/11-9/30/11                  -17.68%

Highest and Lowest Quarter Returns

(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    18.05%

Lowest 10/01/2008-12/31/2008    -21.52%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz RCM Strategic Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	Institutional Class - Before Taxes	16.52%	3.82%	Mar. 31, 2006
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	16.52%	3.67%	Mar. 31, 2006
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	10.74%	3.22%	Mar. 31, 2006
Class P	Class P - Before Taxes	16.42%	3.71%	Mar. 31, 2006
Administrative	Administrative Class - Before Taxes	16.27%	3.57%	Mar. 31, 2006
Class D	Class D - Before Taxes	16.17%	3.42%	Mar. 31, 2006
Russell 1000 Growth Index	Russell 1000 Growth Index	16.71%	3.29%	Mar. 31, 2011
Lipper Multi-Cap Growth Funds Average	Lipper Multi-Cap Growth Funds Average	18.62%	2.32%	Mar. 31, 2006
Russell 3000 Growth Index	Russell 3000 Growth Index	17.64%	3.22%	Mar. 31, 2006